UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:	Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

January 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (17.6%)
Corporates (17.6%)
$30,000	3M Co.	(A-1+, P-1)	02/25/08	2.971	$29,941,400
45,000	Caterpillar, Inc	(A-1, P-1)	02/07/08	3.092	44,977,125
20,000	Coca-Cola Co.	(A-1, P-1)	02/26/08	3.123	19,957,222
38,000	General Electric Co.	(A-1+, P-1)	02/11/08	4.269	37,955,561
2,000	General Electric Co.	(A-1+, P-1)	03/28/08	4.339	1,986,685
19,000	Hershey Co.	(A-1, P-1)	02/04/08	4.238	18,993,382
17,272	Hershey Co.	(A-1, P-1)	02/29/08	2.940	17,233,042

TOTAL COMMERCIAL PAPER (Cost $171,044,417)					171,044,417

ASSET BACKED SECURITIES (2.0%)
45	Ace Securities Corp., Series 2003-0P1, Class A2#	(AAA, Aaa)	12/25/33	3.736	31,385
305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#	(AAA, Aaa)	09/25/33	3.716	290,020
10	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#	(AAA, Aaa)	03/25/34	3.926	9,399
55	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#	(AAA, Aaa)	03/15/30	4.486	48,558
42	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#	(AAA, Aaa)	05/15/35	4.416	33,075
29	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2#	(AAA, Aaa)	06/25/34	3.666	21,574
60	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#	(AAA, Aaa)	07/25/34	3.786	43,166
11,500	Interstar Millennium Trust, Series 2006-2GA, Class A1#	(AAA, Aaa)	05/27/08	4.845	11,412,994
92	MSDWCC Heloc Trust, Series 2005-1, Class A#	(AAA, Aaa)	07/25/17	3.566	76,994
133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#	(AAA, Aaa)	06/25/33	3.676	118,419
36	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#	(AAA, Aaa)	05/25/35	3.646	33,540
7,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#	(AA, Aa2)	12/15/08	5.041	6,877,780

TOTAL ASSET BACKED SECURITIES (Cost $19,314,115)					18,996,904

MORTGAGE BACKED SECURITIES (3.4%)
18,036	Paragon Mortgages PLC, Series 12A, Class A1‡‡#	(AAA, Aaa)	05/15/08	4.230	18,028,780
15,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A#	(A-1+, P-1)	02/12/08	4.309	15,000,000

TOTAL MORTGAGE BACKED SECURITIES (Cost $33,036,198)					33,028,780

STRUCTURED NOTES (37.8%)
3,700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/08/08	4.996	4,187,068
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/08/08	4.996	2,347,320
2,200	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	01/29/09	3.156	2,448,094
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	01/29/09	4.835	2,040,880
5,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	01/29/09	3.156	5,182,100
8,100	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	01/29/09	3.156	8,342,190
48,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	01/29/09	3.156	62,627,565
71,600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/08/08	4.996	82,752,416
26,500	Bank of America NA: Commodity Index Linked Notes#	(AA, Aaa)	03/28/08	4.883	37,245,750
22,000	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	11/25/08	3.256	27,571,984
6,500	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	12/20/09	4.916	7,882,621
28,500	Bear Stearns Company, Inc.:Commodity Index Linked Notes#	(A-1+, P-1)	12/09/08	4.685	32,939,160
18,000	Commonwealth Bank of Australia: Commodity Index Linked Notes#	(AAA, Aaa)	02/07/08	4.318	29,242,080
2,700	Merrill Lynch & Company, Inc.: Commodity Index Linked Notes#	(AAA, Aa3)	02/17/09	3.973	3,169,422
19,500	Morgan Stanley: Commodity Index Linked Notes#	(A-1, P-1)	11/17/08	4.206	25,252,305
28,500	Natixis Financial Products, Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	12/08/08	4.976	33,060,570

TOTAL STRUCTURED NOTES (Cost $295,300,000)					366,291,525

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

VARIABLE RATE CORPORATE OBLIGATIONS (7.8%)
Diversified Financials (7.8%)
10,000	Axon Financial Funding LLC, Series MTN, Notes#	(D, B2)	06/16/08	5.101	7,200,000
12,500	Axon Financial Funding LLC, Series MTN, Notes#	(D, B2)	06/20/08	4.939	9,000,000
15,000	Cheyne Finance LLC, Series MTN, Notes#	(D, B2)	05/20/08	5.460	10,800,000
6,000	Dorada Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	04/25/08	3.321	5,874,876
18,000	Stanfield Victoria LLC, Series MTN, Notes#	(D, B2)	03/27/08	4.858	12,960,000
22,000	Tango Finance Corp., Series MTN, Notes#	(AAA, Aaa)	09/15/08	4.216	21,850,070
8,000	Wachovia Bank NA, Notes#	(AA, Aa1)	01/12/09	4.653	8,133,837

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $91,496,668)					75,818,783

UNITED STATES AGENCY OBLIGATIONS (33.2%)
330	Fannie Mae Discount Notes	(AAA, Aaa)	03/14/08	2.688	328,512
198,000	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	02/01/08	1.880	198,000,000
25,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	02/19/08	2.640	24,953,125
48,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	02/22/08	2.637	47,900,320
50,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/09/08	2.697	49,754,900

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $320,840,068)					320,936,857

Number of Shares

SHORT-TERM INVESTMENTS (7.7%)
73,248,125	State Street Navigator Prime Portfolio§§				73,248,125

Par (000)
$952	State Street Bank and Trust Co. Euro Time Deposit		02/01/08	1.850	952,000

TOTAL SHORT-TERM INVESTMENTS (Cost $74,200,125)					74,200,125

Number of Shares

WHOLLY-OWNED SUBSIDIARY (0.3%)
Diversified Financials
160,235	Credit Suisse Cayman Commodity Fund I, Ltd. (Cost $1,602,349)	2,996,936

TOTAL INVESTMENTS AT VALUE (109.8%) (Cost $1,006,833,940)		1,063,314,327

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.8%)		(95,418,820)

NET ASSETS (100.0%)		$967,895,507

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation (Depreciation)

US Treasury Notes 2 Year Futures	1,419	03/21/08	$297,708,908	$302,557,406	$4,848,498

US Treasury Notes 10 Year Futures	(872)	03/21/08	$(98,090,921)	$(101,778,750)	$(3,687,829)

			$199,617,987	209,778,656	$1,160,669

INVESTMENT ABBREVIATION
MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of January 31, 2008.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt  securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $1,006,833,940, $72,616,738, $(16,136,351), $56,480,387, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008